VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)

ri
Par
(000's) Value
CORPORATE BONDS : 30.6%
Argentina : 1.8%
YPF SA 144A
9.00%, 02/12/26 (s) USD 90 $ 86,791
YPF SA Reg S
8.50%, 07/28/25 USD 204 183,091
9.00%, 02/12/26 (s) USD 24 23,085
292,967
Bahrain : 0.8%
Oil and Gas Holding Co.
BSCC Reg S
7.50%, 10/25/27 USD 120 122,241
Underline
Brazil : 2.4%
CSN Inova Ventures Reg S
6.75%, 01/28/28 USD 159 147,257
Petrobras Global Finance BV
6.00%, 01/27/28 USD 246 244,423
391,680
British Virgin Islands : 0.2%
Sino-Ocean Land Treasure
Finance I Ltd. Reg S
6.00%, 07/30/24 USD 606 39,693
Underline
Cayman Islands : 2.1%
CK Hutchison Europe
Finance 21 Ltd. Reg S
1.00%, 11/02/33 EUR 191 142,650
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 USD 86 85,073
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 129 121,428
349,151
Chile : 1.5%
Cencosud SA Reg S
4.38%, 07/17/27 USD 133 122,369
Colbun SA Reg S
3.95%, 10/11/27 USD 133 122,928
245,297
China : 1.1%
Country Garden Holdings
Co. Ltd. Reg S
5.12%, 01/17/25 USD 308 21,560
6.50%, 04/08/24 USD 281 20,522
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 USD 96 46,565
4.50%, 01/16/28 USD 154 87,019
175,666
Colombia : 0.7%
Ecopetrol SA
8.88%, 01/13/33 USD 117 114,384
Underline
Hong Kong : 2.1%
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26 USD 57 40,199
5.05%, 01/27/27 USD 97 62,963
Huarong Finance 2017 Co.
Ltd. Reg S
Par
(000’s) Value
Hong Kong (continued)
4.75%, 04/27/27 USD 104 $ 89,204
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.98%, 11/09/27 USD 75 52,883
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 USD 160 94,056
339,305
India : 1.6%
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 USD 156 113,648
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra Reg S
4.63%, 10/15/39 USD 40 29,224
JSW Hydro Energy Ltd. Reg S
4.12%, 05/18/31 USD 144 120,340
263,212
Indonesia : 0.7%
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 117 112,478
Underline
Luxembourg : 0.4%
Minerva Luxembourg SA
Reg S
4.38%, 03/18/31 USD 88 68,169
Underline
Mauritius : 0.6%
India Clean Energy Holdings
144A
4.50%, 04/18/27 USD 100 83,117
India Clean Energy Holdings
Reg S
4.50%, 04/18/27 † USD 23 19,117
102,234
Mexico : 4.9%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 120 2
Petroleos Mexicanos
6.49%, 01/23/27 USD 496 439,716
6.84%, 01/23/30 USD 457 357,440
797,158
Nigeria : 0.7%
SEPLAT Energy Plc 144A
7.75%, 04/01/26 USD 134 114,630
Underline
Qatar : 1.3%
Nakilat, Inc. Reg S
6.07%, 12/31/33 USD 125 126,946
Qatar Petroleum 144A
2.25%, 07/12/31 USD 97 77,922
204,868
Singapore : 2.0%
Continuum Energy Aura Pte
Ltd. 144A

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Singapore (continued)
9.50%, 02/24/27 USD 35 $ 34,966
Medco Laurel Tree Pte Ltd.
Reg S
6.95%, 11/12/28 USD 177 163,882
SingTel Group Treasury Pte
Ltd. Reg S
2.38%, 08/28/29 USD 151 128,494
327,342
Thailand : 0.7%
GC Treasury Center Co. Ltd.
Reg S
4.40%, 03/30/32 USD 134 114,604
Underline
Turkey : 0.9%
WE Soda Investments
Holdings Plc 144A
9.50%, 10/06/28 USD 147 148,470
Underline
United Arab Emirates : 0.9%
Abu Dhabi National Energy
Co. PJSC 144A
4.70%, 04/24/33 USD 160 152,565
Underline
United Kingdom : 1.5%
AngloGold Ashanti Holdings
Plc
3.38%, 11/01/28 USD 145 122,104
Endeavor Mining Plc Reg S
5.00%, 10/14/26 USD 134 119,930
242,034
United States : 1.7%
AES Panama Generation
Holdings SRL Reg S
4.38%, 05/31/30 USD 165 140,282
Kosmos Energy Ltd. Reg S
7.12%, 04/04/26 USD 36 33,930
Stillwater Mining Co. Reg S
4.50%, 11/16/29 USD 128 98,759
272,971
Total Corporate Bonds
(Cost: $5,441,308) 4,991,119
GOVERNMENT OBLIGATIONS : 55.5%
Argentina : 0.3%
Argentine Republic
Government International
Bond
0.50%, 07/09/30 (s) USD 181 51,673
Underline
Bahrain : 1.0%
Bahrain Government
International Bond 144A
7.75%, 04/18/35 USD 165 165,176
Underline
Brazil : 4.8%
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/25 BRL 867 170,750
10.00%, 01/01/29 BRL 2,729 515,924
10.00%, 01/01/31 BRL 573 106,135
792,809
Par
(000’s) Value
Colombia : 1.0%
Colombia Government
International Bond
4.50%, 03/15/29 † USD 196 $ 171,216
Underline
Costa Rica : 0.4%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 61 59,063
Underline
Czech Republic : 1.1%
Czech Republic Government
Bond Reg S
1.00%, 06/26/26 CZK 1,300 50,833
2.40%, 09/17/25 CZK 3,070 126,341
177,174
Democratic Republic of the Congo : 2.0%
Congolese International
Bond Reg S
6.00%, 06/30/29 (s) USD 404 328,683
Underline
Dominican Republic : 2.3%
Dominican Republic
International Bond Reg S
9.75%, 06/05/26 DOP 20,855 371,061
Underline
Ecuador : 1.7%
Ecuador Government
International Bond Reg S
5.50%, 07/31/30 (s) USD 528 271,076
Underline
Gabon : 0.1%
Gabon Government
International Bond 144A
6.95%, 06/16/25 USD 28 25,060
Underline
Ghana : 0.5%
Ghana Government
International Bond Reg S
8.75%, 03/11/61 USD 200 85,829
Underline
Hungary : 1.0%
Hungary Government
International Bond 144A
6.13%, 05/22/28 USD 160 159,741
Underline
Indonesia : 2.4%
Indonesia Treasury Bond
6.38%, 04/15/32 IDR 4,359,000 275,414
7.00%, 09/15/30 IDR 1,886,000 123,601
399,015
Israel : 1.9%
Israel Government Bond
0.40%, 10/31/24 ILS 252 63,211
1.50%, 05/31/37 ILS 427 79,582
3.75%, 03/31/24 ILS 621 162,321
305,114
Ivory Coast : 0.1%
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 19 17,245
Underline
Jamaica : 0.3%
Jamaica Government
International Bond

Par
(000’s) Value
Jamaica (continued)
7.62%, 07/09/25 USD 43 $ 43,172
Underline
Jordan : 0.5%
Jordan Government
International Bond 144A
4.95%, 07/07/25 USD 82 79,433
Underline
Kuwait : 0.5%
Kuwait International
Government Bond Reg S
3.50%, 03/20/27 USD 86 81,635
Underline
Malaysia : 4.9%
Malaysia Government Bond
3.88%, 03/14/25 MYR 1,735 372,169
3.91%, 07/15/26 MYR 1,967 422,618
794,787
Mongolia : 0.5%
Mongolia Government
International Bond Reg S
4.45%, 07/07/31 USD 114 88,150
Underline
Morocco : 0.8%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 153 130,396
Underline
Mozambique : 1.3%
Mozambique International
Bond Reg S
5.00%, 09/15/31 (s) USD 267 210,873
Underline
Oman : 0.6%
Oman Government
International Bond 144A
6.25%, 01/25/31 † USD 102 100,962
Underline
Paraguay : 0.5%
Paraguay Government
International Bond Reg S
4.95%, 04/28/31 USD 86 79,797
Underline
Peru : 4.1%
Peru Government Bond
5.40%, 08/12/34 PEN 2,194 494,954
6.15%, 08/12/32 PEN 686 168,697
663,651
Philippines : 2.4%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 23,084 391,640
Underline
Poland : 1.7%
Republic of Poland
Government International
Bond
5.50%, 11/16/27 USD 272 273,074
Underline
Romania : 1.0%
Romania Government Bond
8.75%, 10/30/28 RON 690 159,017
Underline
Saudi Arabia : 1.5%
Saudi Government
International Bond 144A
Par
(000’s) Value
Saudi Arabia (continued)
4.75%, 01/18/28 USD 257 $ 251,366
Underline
South Africa : 1.5%
Republic of South Africa
Government Bond
8.50%, 01/31/37 ZAR 6,350 245,666
Underline
South Korea : 2.3%
Korea Treasury Bond
3.25%, 03/10/28 KRW 289,000 208,556
3.38%, 03/10/25 KRW 229,000 168,846
377,402
Sri Lanka : 2.5%
Sri Lanka Government
International Bond Reg S
5.75%, 04/18/23 USD 404 195,018
Sri Lanka Treasury Bill
0.01%, 11/10/23 LKR 46,000 139,764
0.01%, 12/08/23 LKR 25,000 74,958
409,740
Suriname : 0.3%
Duriname Government
International Bond Reg S
12.88%, 12/30/23 USD 13 11,700
Suriname Government
International Bond Reg S
9.25%, 10/26/26 USD 41 35,362
47,062
Turkey : 2.6%
Turkey Government Bond
1.50%, 06/18/25 TRY 3,679 167,983
Turkey Government
International Bond
9.88%, 01/15/28 USD 251 264,945
432,928
United Arab Emirates : 0.5%
Abu Dhabi Government
International Bond Reg S
1.88%, 09/15/31 USD 93 74,183
Underline
Uruguay : 2.1%
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 6,914 175,037
Uruguay Monetary
Regulation Bill
0.00%, 05/31/24 ^ UYU 7,143 174,618
349,655
Uzbekistan : 0.2%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 40 31,275
Underline
Zambia : 2.3%
Zambia Government Bond
13.00%, 01/25/31 ZMW 8,834 259,455
13.00%, 09/20/31 ZMW 315 8,980
13.00%, 12/27/31 ZMW 1,120 31,474

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Par
(000’s) Value
Zambia (continued)
14.00%, 05/31/36 ZMW 2,735 $ 72,623
372,532
Total Government Obligations
(Cost: $9,068,956) 9,068,331
SHORT-TERM INVESTMENTS : 8.0%
United States Treasury Obligations: 8.0%
United States Treasury Bill
5.20%, 10/03/23 431,000 430,874
5.23%, 10/17/23 267,000 266,373
5.30%, 10/24/23 364,000 362,773
5.35%, 10/10/23 253,000 252,666
1,312,686
Number
of Shares Value
MONEY MARKET FUND : 3.5%
(Cost: $573,867)
Invesco Treasury Portfolio -
Institutional Class 573,867 $ 573,867
Underline
Total Investments Before Collateral for
Securities Loaned: 97.6%
(Cost: $16,396,817) 15,946,003
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.7%
Money Market Fund: 1.7%
(Cost: $280,255)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 280,255 280,255
Total Investments: 99.3%
(Cost: $16,677,072) 16,226,258
Other assets less liabilities: 0.7% 116,359
NET ASSETS: 100.0% $ 16,342,617
Schedule of Open Forward Foreign Currency Contracts - September 30, 2023
Counterparty
Currency to
be sold
Currency to
be purchased
Settlement
Dates
Unrealized
Appreciation
(Depreciation)
STATE STREET BANK AND TRUST
COMPANY USD 429,247 THB 15,023,651 10/5/2023 $(16,583)
STATE STREET BANK AND TRUST
COMPANY USD 473,568 COP 1,913,374,660 10/13/2023 $(5,818)
STATE STREET BANK AND TRUST
COMPANY USD 252,860 THB 9,027,120 10/18/2023 $(4,637)
STATE STREET BANK AND TRUST
COMPANY USD 163,585 THB 5,965,950 11/2/2023 $673
Net unrealized depreciation on forward foreign currency contracts (26,365)
Definitions:
BRL Brazilian Real
CZK Czech Koruna
DOP Dominican Peso
EUR Euro
IDR Indonesian Rupiah
ILS Israeli Shekel
KRW Korean Won
LKR Sri Lanka Rupee
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
RON Romanian Leu
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
ZMW Zambian Kwacha

Footnotes:
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
† Security fully or partially on loan. Total market value of securities on loan is $274,958.
* Non-income producing
(d) Security in default
^ Zero Coupon Bond
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,678,920, or 10.3% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Government 62.7% $ 9,999,085
Energy 13.1 2,088,481
Utilities 5.6 899,441
Basic Materials 4.1 652,365
Financials 3.8 597,287
Government Activity 2.4 381,932
Real Estate 2.0 320,216
Consumer Non-Cyclicals 1.2 190,538
Technology 0.8 128,494
Industrials 0.7 114,297
Money Market Fund 3.6 573,867
100.0% $ 15,946,003